Revenue- By type of service (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Revenue by type of service
Revenue	$ 39,898	¥ 250,266	¥ 158,273	¥ 101,143
Customer management services
Revenue by type of service
Revenue		128,898	89,287	57,148
P4P and display marketing
Revenue by type of service
Revenue		119,822	83,581	53,185
Other customer management services
Revenue by type of service
Revenue		9,076	5,706	3,963
Commission
Revenue by type of service
Revenue		52,411	37,848	27,793
Membership fees and value-added services
Revenue by type of service
Revenue		13,823	10,638	7,627
Cainiao logistics services
Revenue by type of service
Revenue		6,759
Cloud computing services
Revenue by type of service
Revenue		13,390	6,663	3,019
Sales of goods and other revenue
Revenue by type of service
Revenue		¥ 34,985	¥ 13,837	¥ 5,556